Other receivables, prepayments and deposits	12 Months Ended
Dec. 31, 2023
Other receivables, prepayments and deposits
Other receivables, prepayments and deposits

Note 5- Other receivables, prepayments and deposits

Other receivables, prepayments and deposits as of December 31, 2023 and 2022 consisted of the following:

	December 31,
	2023	2022

Utility deposits	$15	$12
Other receivables	63	77
Other prepayments	241	116
Other receivables, prepayments and deposits, net	$319	$205

For the years ended December 31, 2023, 2022 and 2021, a provision of $8, $3 and $5 was charged to the consolidated statement of comprehensive loss, and no write-offs against provisions was made.